Intangible Assets - Sensitivity of VIU Changes to Current Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Goodwill [Line Items]
Carrying value	£ 8,433	£ 6,758
Value in use	9,100	8,602
Headroom	£ 667	£ 1,844
Increase in post tax discount rate	0.68%	2.39%
Decrease in cash flows	7.00%	22.00%